Equity - Schedule of Share Capital (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019
Contributed equity
Total Equity	$ 600,930	$ 518,731	$ 549,326	$ 487,813	$ 500,804	$ 481,052
Ordinary Shares
Contributed equity
Ordinary shares	648,696,070		583,949,612	537,273,864		498,626,208
Less: Treasury Shares	(1,296,649)			(3,500,000)
Total Contributed Equity	647,399,421			533,773,864
Ordinary shares	$ 1,162,188			$ 960,447
Total Equity	$ 1,162,188		$ 1,051,450	$ 960,447		$ 910,405